Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of Property and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 15 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 8 years
Vehicles	5 years
Website and Software	3 - 7 years
Computer Equipment	3 - 7 years
Buildings and Building Improvements	5 - 39 years
As of December 31, 2022 and 2021, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Leasehold Improvements	Website, Computer Equipment and Software	Vehicles	Construction In Progress	Total
Cost
Balance as of January 1, 2021	$96,526	$23,206	$17,636	$88,369	$5,772	$1,946	$19,197	$252,652
Additions	7,873	5,772	4,484	12,339	1,650	921	63,413	96,452
Transfers	4,021	4,923	3,560	39,494	580	65	(52,646)	(3)
Disposals	—	(130)	(407)	(811)	(23)	(30)	—	(1,401)
Additions from acquisition	39,106	5,279	834	12,448	111	377	12,839	70,994
Effect of foreign exchange and other adjustments	(642)	(82)	120	939	58	(21)	44	416
As of December 31, 2021	$146,884	$38,968	$26,227	$152,778	$8,148	$3,258	$42,847	$419,110
Additions	29,826	2,112	1,416	5,691	296	134	45,056	84,531
Transfers	360	3,489	2,645	19,310	1,863	146	(27,813)	—
Disposals	—	(1,096)	(312)	(3,658)	(70)	(19)	(4,583)	(9,738)
Sale related to sale and leaseback transaction	(2,305)	(3,333)	(2,188)	(29,857)	—	—	—	(37,683)
Measurement period adjustments	1,829	(210)	929	(1,348)	—	—	—	1,200
Effect of foreign exchange and other adjustments	—	(2)	7	(36)	(5)	33	—	(3)
As of December 31, 2022	$176,594	$39,928	$28,724	$142,880	$10,232	$3,552	$55,507	$457,417

Accumulated depreciation
Balance as of January 1, 2021	$(2,033)	$(3,235)	$(3,199)	$(12,882)	$(2,006)	$(493)	$—	$(23,848)
Depreciation	(5,465)	(3,603)	(4,387)	(10,358)	(1,882)	(588)	—	(26,283)
Disposals	—	74	140	297	13	19	—	543
Adjustments	—	(57)	(133)	(206)	(52)	18	—	(430)
As of December 31, 2021	$(7,498)	$(6,821)	$(7,579)	$(23,149)	$(3,927)	$(1,044)	$—	$(50,018)
Depreciation	(6,469)	(6,288)	(6,345)	(18,293)	(2,460)	(667)	—	(40,522)
Disposals	—	69	24	5,098	—	1	—	5,192
Sale related to sale and leaseback transaction	36	736	950	6,262	—	—	—	7,984
Adjustments	—	(275)	(2)	1	5	(60)	—	(331)
As of December 31, 2022	$(13,931)	$(12,579)	$(12,952)	$(30,081)	$(6,382)	$(1,770)	$—	$(77,695)

Net book value
As of December 31, 2021	$139,386	$32,147	$18,648	$129,629	$4,221	$2,214	$42,847	$369,092
As of December 31, 2022	$162,663	$27,349	$15,772	$112,799	$3,850	$1,782	$55,507	$379,722